Risk information - Impact of one percentage point change in market interest rate (Details) - Market risk - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Risk information
Percentage of increase in market interest rate	1.00%	1.00%
Impact from one percentage point increase in market interest rate	kr (452)	kr (377)
Impact from one percentage point increase in market interest rate for instruments measured at fair value through profit or loss	kr 185	kr 283
Percentage of decrease in market interest rate	1.00%	1.00%
Impact from one percentage point decrease in market interest rate	kr 566	kr 835
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through profit or loss	(194)	(280)
Foreign currencies
Risk information
Impact from one percentage point increase in market interest rate	(101)	(268)
Impact from one percentage point increase in market interest rate for instruments measured at fair value through profit or loss	167	162
Impact from one percentage point decrease in market interest rate	129	579
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through profit or loss	(179)	(165)
SKR
Risk information
Impact from one percentage point increase in market interest rate	(351)	(109)
Impact from one percentage point increase in market interest rate for instruments measured at fair value through profit or loss	18	121
Impact from one percentage point decrease in market interest rate	437	256
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through profit or loss	kr (15)	kr (115)